Segments and Geographical Information (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenues		$ 33,817	$ 32,650	$ 28,932
Long-lived assets	[1]	1,257	1,108	651
Far East [Member]
Segment Reporting Information [Line Items]
Total revenues		5,055	3,800	1,416
Long-lived assets	[1]
America [Member]
Segment Reporting Information [Line Items]
Total revenues		901	1,189	918
Long-lived assets	[1]
Europe [Member]
Segment Reporting Information [Line Items]
Total revenues		744	462	231
Long-lived assets	[1]
Israel [Member]
Segment Reporting Information [Line Items]
Total revenues		23,493	22,990	21,870
Long-lived assets	[1]		1,108	651
India [Member]
Segment Reporting Information [Line Items]
Total revenues		3,624	4,209	4,497
Long-lived assets	[1]

[1]	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).